Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
EBP, Description of Plan [Line Items]
Employee benefit plans contribution vesting description	Participants are immediately vested in their voluntary contributions, plus actual earnings thereon.
Pre-tax deferral rate	5.00%
Annual automatic increase in deferral rate	1.00%
Maximum pre-tax deferral rate	10.00%
Matching contribution percentage	50.00%
Percentage on employee's eligible compensation	5.00%
Employer matching contributions receivable	$ 28,472,823	$ 27,806,355
Vested Percentage	100.00%
Termination Vested Percentage	100.00%
Reduction in employer contribution	$ 700,962	521,844
Forfeitures used to reduce employer contributions	200,000	$ 250,000
Notes receivable from participants, maximum borrowing amount	$ 50,000
Notes receivable from participants, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, fixed interest rate	1.00%
Note receivable from participant, maturity year	2056
Minimum
EBP, Description of Plan [Line Items]
Involuntary cash-out distributions distributed in the form of a direct rollover	$ 1,000
Participant loans interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Involuntary cash-out distributions distributed in the form of a direct rollover	$ 7,000
Participant loans interest rate	9.50%
Participant account percentage	20.00%